Interim Condensed Consolidated Statements of Income (unaudited) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2026	Apr. 30, 2025
Interest and dividend income (Note 3)
Loans	$ 13,620	$ 13,484	$ 27,530	$ 27,814
Securities	5,273	4,845	10,647	9,677
Assets purchased under reverse repurchase agreements and securities borrowed	5,205	5,312	11,038	11,236
Deposits and other	924	1,329	1,911	2,698
Interest and dividend income	25,022	24,970	51,126	51,425
Interest expense (Note 3)
Deposits and other	10,195	10,716	20,806	22,532
Other liabilities	6,208	6,042	12,967	12,568
Subordinated debentures	113	156	262	321
Interest expense	16,516	16,914	34,035	35,421
Net interest income	8,506	8,056	17,091	16,004
Non-interest income
Insurance service result (Note 7)	217	224	457	510
Insurance investment result (Note 7)	92	78	151	160
Trading revenue	609	641	1,789	1,836
Investment management and custodial fees	2,915	2,544	5,839	5,211
Mutual fund revenue	1,403	1,211	2,817	2,447
Securities brokerage commissions	550	486	1,058	957
Service charges	572	607	1,165	1,219
Underwriting and other advisory fees	878	615	1,620	1,289
Foreign exchange revenue, other than trading	345	338	725	656
Card service revenue	305	328	640	645
Credit fees	450	370	873	805
Net gains on investment securities	102	45	178	100
Income (loss) from joint ventures and associates	24	16	61	35
Other	485	113	949	537
Non-interest income	8,947	7,616	18,322	16,407
Total revenue	17,453	15,672	35,413	32,411
Provision for credit losses (Notes 4 and 5)	912	1,424	2,002	2,474
Non-interest expense
Human resources (Note 8)	6,011	5,478	12,300	11,465
Equipment	733	704	1,461	1,385
Occupancy	447	428	867	857
Communications	391	378	746	705
Professional fees	513	538	984	1,040
Amortization of other intangibles	387	457	773	892
Other	955	747	1,769	1,642
Non-interest expense	9,437	8,730	18,900	17,986
Income before income taxes	7,104	5,518	14,511	11,951
Income taxes (Note 9)	1,595	1,128	3,217	2,430
Net income	5,509	4,390	11,294	9,521
Net income attributable to:
Shareholders	5,507	4,386	11,291	9,515
Non-controlling interests	2	4	3	6
Net income	$ 5,509	$ 4,390	$ 11,294	$ 9,521
Basic earnings per share (in dollars) (Note 11)	$ 3.86	$ 3.03	$ 7.89	$ 6.57
Diluted earnings per share (in dollars) (Note 11)	3.85	3.02	7.87	6.56
Dividends per common share (in dollars)	$ 1.64	$ 1.48	$ 3.28	$ 2.96